Income Taxes - Schedule of Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits [Abstract]
Balance at beginning	$ 44,600	$ 56,100
Additions for prior years’ tax positions		2,700
Reductions due to settlements	(44,600)
Reductions from expiration of statute of limitations		(14,200)
Balance at end		$ 44,600